Cash Distributions (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Cash Distributions
Schedule of quarterly cash distributions to the unitholders and the General Partner based on target levels

	Total Quarterly Distribution	Marginal Percentage Interest in Distributions
	Target Amount	Unitholders	General Partner
Minimum Quarterly Distribution	$0.4625	99.17%	0.83%
First Target Distribution	$0.4625	99.17%	0.83%
Second Target Distribution	above $0.4625 up to $0.5375	86.17%	13.83%
Third Target Distribution	above $0.5375 up to $0.6625	76.17%	23.83%
Thereafter	above $0.6625	51.17%	48.83%

		Marginal Percentage Interest in Distributions
	Total Quarterly Distribution Target Amount	Unitholders	General Partner
Minimum Quarterly Distribution	$0.4625	99.17%	0.83%
First Target Distribution	$0.4625	99.17%	0.83%
Second Target Distribution	above $0.4625 up to $0.5375	86.17%	13.83%
Third Target Distribution	above $0.5375 up to $0.6625	76.17%	23.83%
Thereafter	above $0.6625	51.17%	48.83%

Schedule of cash distributions made by the Partnership

The Partnership paid the following cash distributions during 2014 (in thousands, except per unit data):

Cash Distribution Payment Date	Per Unit Cash Distribution	Common Units	General Partner	Incentive Distribution	Total Cash Distribution

02/14/14 (1)	$0.6125	$16,802	$140	$932	$17,874
05/15/14 (2)	0.6250	17,145	143	1,035	18,323
08/14/14 (3)	0.6375	17,487	146	1,139	18,772

(1)

This distribution of $0.6125 per unit resulted in the Partnership exceeding its second target level distribution for the fourth quarter of 2013.  As a result, the General Partner, as the holder of the IDRs, received an incentive distribution.

(2)

This distribution of $0.6250 per unit resulted in the Partnership exceeding its second target level distribution for the first quarter of 2014.  As a result, the General Partner, as the holder of the IDRs, received an incentive distribution.

(3)

This distribution of $0.6375 per unit resulted in the Partnership exceeding its second target level distribution for the second quarter of 2014.  As a result, the General Partner, as the holder of the IDRs, received an incentive distribution.

The Partnership paid the following cash distributions during 2013, 2012 and 2011 (in thousands, except per unit data):

Cash Distribution Payment Date	Per Unit Cash Distribution	Common Units	Subordinated Units	General Partner	Incentive Distribution	Total Cash Distribution
2011
02/14/11 (1)(2)	$0.5000	$6,647	$2,821	$115	$108	$9,691
05/13/11 (2)	0.5000	10,790	N/A	116	122	11,028
08/12/11 (2)	0.5000	10,790	N/A	116	122	11,028
11/14/11 (2)	0.5000	10,790	N/A	116	122	11,028
2012
02/14/12 (2)(3)	$0.5000	$10,790	N/A	$116	$122	$11,028
05/14/12 (2)(4)	0.5000	13,716	N/A	115	155	13,986
08/14/12 (5)	0.5250	14,401	N/A	121	259	14,781
11/14/12 (6)	0.5325	14,607	N/A	122	290	15,019
2013
02/14/13 (7)	$0.5700	$15,636	N/A	$131	$579	$16,346
05/15/13 (8)	0.5825	15,979	N/A	134	683	16,796
08/14/13 (9)	0.5875	16,116	N/A	135	724	16,975
11/14/13 (10)	0.6000	16,459	N/A	138	828	17,425
(1)
On February 16, 2011, based upon satisfying certain distribution and performance tests provided in the Partnership's partnership agreement, all 5,642,424 subordinated units converted to common units. Prior to the conversion, the Partnership made this distribution in the following manner: firstly, 98.80% to the common unitholders, pro rata, and 1.20% to the General Partner, until the Partnership distributed for each outstanding common unit an amount equal to the minimum quarterly distribution for that quarter; secondly, 98.80% to the common unitholders, pro rata, and 1.20% to the General Partner, until the Partnership distributed for each outstanding common unit an amount equal to any arrearages in payment of the minimum quarterly distribution on the common units for any prior quarters during the subordination period; thirdly, 98.80% to the subordinated unitholders, pro rata, and 1.20% to the General Partner, until the Partnership distributed for each subordinated unit an amount equal to the minimum quarterly distribution for that quarter.

(2)
This distribution of $0.50 per unit resulted in the Partnership exceeding its first target level distribution for the fourth quarter of 2010, the four quarters of 2011 and the first quarter of 2012. As a result, the General Partner, as the holder of the IDRs, received an incentive distribution.

(3)
Prior to the Partnership's issuance of 5,850,000 common units in connection with its acquisition of Alliance, the limited partner interest was 98.94% and the general partner interest was 1.06%.

(4)
In connection with the acquisition of Alliance on March 1, 2012 and the issuance to the seller of 5,850,000 common units, the Contribution Agreement provided that any declared distribution for the first quarter of 2012 reflect the seller's actual period of ownership during that quarter. The payment by the seller of $1.9 million reflects the timing of the transaction (March 1), the seller's 31 days of actual unit ownership in the 91 days of the quarter and the net receipt by seller ($1.0 million) of a pro-rated portion of the quarterly cash distribution of $0.50 per unit paid on the issued 5,850,000 common units.

(5)
This distribution of $0.5250 per unit resulted in the Partnership exceeding its first target level distribution for the second quarter of 2012. As a result, the General Partner, as the holder of the IDRs, received an incentive distribution.

(6)
This distribution of $0.5325 per unit resulted in the Partnership exceeding its first target level distribution for the third quarter of 2012. As a result, the General Partner, as the holder of the IDRs, received an incentive distribution.

(7)
This distribution of $0.57 per unit resulted in the Partnership exceeding its second target level distribution for the fourth quarter of 2012. As a result, the General Partner, as the holder of the IDRs, received an incentive distribution.

(8)
This distribution of $0.5825 per unit resulted in the Partnership exceeding its second target level distribution for the first quarter of 2013. As a result, the General Partner, as the holder of the IDRs, received an incentive distribution.

(9)
This distribution of $0.5875 per unit resulted in the Partnership exceeding its second target level distribution for the second quarter of 2013. As a result, the General Partner, as the holder of the IDRs, received an incentive distribution.

(10)
This distribution of $0.60 per unit resulted in the Partnership exceeding its second target level distribution for the third quarter of 2013. As a result, the General Partner, as the holder of the IDRs, received an incentive distribution.